CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Current assets:
Cash and cash equivalents	$ 664,321	$ 288,782
Short-term investments	48,808	324,949
Restricted cash	25,294	8,663
Accounts receivable, net of allowance for credit losses of $41,618 and $66,839 as of June 30, 2020 and 2021, respectively	330,853	242,449
Costs and estimated earnings in excess of billings, net of allowance for credit losses of $6,150 and $11,835 as of June 30, 2020 and 2021, respectively	196,706	186,879
Accounts receivable retention	4,943	6,088
Other receivables, net of allowance for credit losses of $6,224 and $16,675 as of June 30, 2020 and 2021, respectively	18,937	28,257
Advances to suppliers	20,140	17,255
Amounts due from related parties	28,243	21,444
Inventories	47,912	48,210
Prepaid expenses	937	648
Income tax recoverable	464	870
Total current assets	1,387,558	1,174,494
Non-current assets:
Restricted cash	5,932	21,652
Costs and estimated earnings in excess of billings	1,230	2,309
Accounts receivable retention	4,397	4,717
Prepaid expenses	1	6
Property, plant and equipment, net	94,046	78,050
Prepaid land leases	16,568	15,742
Intangible assets, net	1,399	1,713
Investments in equity investees	60,166	41,133
Investments in securities	2,622	4,640
Goodwill	1,598	1,460
Deferred tax assets	12,480	8,909
Operating lease right-of-use assets	6,256	6,010
Total non-current assets	206,695	186,341
Total assets	1,594,253	1,360,835
Current liabilities (including amounts of the VIE without recourse to the primary beneficiary of $6,919 and $3,230 as of June 30, 2020 and 2021, respectively):
Current portion of long-term loans	15,308	320
Accounts payable	140,235	117,460
Construction costs payable	1,292	2,350
Deferred revenue	184,543	139,242
Accrued payroll and related expenses	22,077	17,245
Income tax payable	3,508	3,142
Warranty liabilities	5,902	6,604
Other tax payables	6,373	3,279
Accrued liabilities	38,633	31,595
Amounts due to related parties	1,661	3,576
Operating lease liabilities	3,098	2,489
Total current liabilities	422,630	327,302
Non-current liabilities (including amounts of the VIE without recourse to the primary beneficiary of nil and nil as of June 30, 2019 and 2020, respectively):
Accrued liabilities	4,569	5,635
Long-term loans	698	15,780
Deferred tax liabilities	16,829	13,940
Accounts payable	982	2,530
Warranty liabilities	3,649	3,460
Operating lease liabilities	2,928	3,302
Total non-current liabilities	29,655	44,647
Total liabilities	452,285	371,949
Commitments and contingencies
Stockholders' equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,537,099 shares and 61,367,337 shares issued and outstanding as of June 30, 2020 and 2021, respectively	61	61
Additional paid-in capital	233,768	224,043
Statutory reserves	64,449	49,423
Retained earnings	806,598	774,473
Accumulated other comprehensive (loss) income	32,814	(63,517)
Total Hollysys Automation Technologies Ltd. stockholders' equity	1,137,690	984,483
Non-controlling interests	4,278	4,403
Total equity	1,141,968	988,886
Total liabilities and equity	$ 1,594,253	$ 1,360,835